Calvert
Global Real Estate Fund
September 30, 2024
Schedule of Investments (Unaudited)

Common Stocks — 98.8%

Security	Shares	Value
Australia — 6.1%
Charter Hall Group	5,424	$ 59,607
Goodman Group	9,196	234,581
Ingenia Communities Group	14,329	49,511
Region Group	16,791	26,440
Stockland	19,892	71,748
		$ 441,887
Belgium — 1.1%
Montea NV(1)	545	$ 45,312
Shurgard Self Storage Ltd.	786	36,824
		$82,136
Canada — 2.0%
Boardwalk Real Estate Investment Trust	1,091	$69,100
Chartwell Retirement Residences	4,699	54,132
InterRent Real Estate Investment Trust	1,962	18,424
		$141,656
France — 2.2%
Covivio SA	874	$53,188
Klepierre SA	1,734	56,816
Unibail-Rodamco-Westfield	604	52,900
		$162,904
Germany — 2.3%
LEG Immobilien SE	598	$62,607
Vonovia SE	2,943	107,438
		$170,045
Hong Kong — 1.9%
Link REIT	8,120	$40,480
Sun Hung Kai Properties Ltd.	9,000	97,514
		$137,994
Japan — 7.1%
Comforia Residential REIT, Inc.	13	$29,373
Invincible Investment Corp.	150	64,965
Japan Metropolitan Fund Investment Corp.	34	22,825
Mitsubishi Estate Co. Ltd.	5,700	90,027
Mitsui Fudosan Co. Ltd.	15,000	141,343
Mitsui Fudosan Logistics Park, Inc.	14	41,367
Nippon Building Fund, Inc.	95	87,051
Nomura Real Estate Master Fund, Inc.	39	38,911
		$515,862
Netherlands — 0.9%
CTP NV	3,612	$65,928
		$65,928
Security	Shares	Value
Singapore — 0.8%
CapitaLand Integrated Commercial Trust	36,537	$ 60,055
		$ 60,055
Spain — 0.8%
Merlin Properties Socimi SA	4,509	$ 57,156
		$ 57,156
Sweden — 2.2%
Castellum AB(2)	3,424	$ 50,198
Catena AB	956	54,625
Pandox AB	2,838	56,789
		$161,612
United Kingdom — 3.6%
British Land Co. PLC	12,433	$72,444
Derwent London PLC	1,668	53,485
Segro PLC	6,998	82,020
UNITE Group PLC	3,981	50,138
		$258,087
United States — 67.8%
American Tower Corp.	2,899	$674,191
Americold Realty Trust, Inc.	1,679	47,465
AvalonBay Communities, Inc.	1,194	268,948
BXP, Inc.	1,176	94,621
CareTrust REIT, Inc.	3,123	96,376
Digital Realty Trust, Inc.	1,143	184,972
EastGroup Properties, Inc.	388	72,486
Equinix, Inc.	376	333,749
Equity LifeStyle Properties, Inc.	1,167	83,254
Essential Properties Realty Trust, Inc.	2,152	73,491
Essex Property Trust, Inc.	175	51,699
Extra Space Storage, Inc.	879	158,387
Federal Realty Investment Trust	850	97,724
Healthpeak Properties, Inc.	3,952	90,382
Host Hotels & Resorts, Inc.	3,422	60,227
Iron Mountain, Inc.	1,185	140,814
Kilroy Realty Corp.	1,928	74,614
Kite Realty Group Trust	2,397	63,664
Lamar Advertising Co., Class A	564	75,350
Lineage, Inc.	628	49,223
Mid-America Apartment Communities, Inc.	760	120,764
PACS Group, Inc.(2)	1,293	51,681
Prologis, Inc.	2,233	281,983
Public Storage	717	260,895
Realty Income Corp.	4,558	289,068
Retail Opportunity Investments Corp.	1,702	26,772
Rexford Industrial Realty, Inc.	2,038	102,532
Simon Property Group, Inc.	941	159,048
Sun Communities, Inc.	678	91,632
Tanger, Inc.	1,400	46,452

Calvert
Global Real Estate Fund
September 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United States (continued)
Urban Edge Properties	1,638	$ 35,037
Ventas, Inc.	1,805	115,755
Welltower, Inc.	2,971	380,377
Weyerhaeuser Co.	5,086	172,212
		$4,925,845
Total Common Stocks (identified cost $6,138,156)		$7,181,167

Rights — 0.0%(3)

Security	Shares	Value
Belgium — 0.0%(3)
Montea NV, Exp. 10/3/24(1)(2)	545	$ 492
Total Rights (identified cost $0)		$ 492

Short-Term Investments — 2.0%

Affiliated Fund — 1.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.83%(4)	98,703	$ 98,703
Total Affiliated Fund (identified cost $98,703)		$ 98,703
Securities Lending Collateral — 0.6%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(5)	46,351	$ 46,351
Total Securities Lending Collateral (identified cost $46,351)		$ 46,351
Total Short-Term Investments (identified cost $145,054)		$ 145,054

Total Investments — 100.8% (identified cost $6,283,210)	$7,326,713
Other Assets, Less Liabilities — (0.8)%	$ (61,736)
Net Assets — 100.0%	$7,264,977

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at September 30, 2024. The aggregate market value of securities on loan at September 30, 2024 was $44,878 and the total market value of the collateral received by the Fund was $46,351, comprised of cash.
(2)	Non-income producing security.
(3)	Amount is less than 0.05%.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2024.
(5)	Represents investment of cash collateral received in connection with securities lending.

Economic Sectors	% of Net Assets
Diversified	15.0%
Residential	13.1
Retail	12.8
Industrial	11.6
Health Care	10.8
Telecommunications REITs	9.3
Data Centers	7.1
Self Storage	6.3
Office	4.2
Specialty	3.0
Lodging/Resorts	2.5
Timberland REITs	2.4
Industrial/Office Mixed	0.7
Total	98.8%

Abbreviations:
REITs	– Real Estate Investment Trusts

The Fund did not have any open derivative instruments at September 30, 2024.

Calvert
Global Real Estate Fund
September 30, 2024
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At September 30, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $98,703, which represents 1.4% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$33,729	$1,715,209	$(1,650,235)	$ —	$ —	$98,703	$2,583	98,703

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$441,887	$ —	$441,887
Belgium	—	82,136	—	82,136
Canada	141,656	—	—	141,656
France	—	162,904	—	162,904
Germany	—	170,045	—	170,045
Hong Kong	—	137,994	—	137,994
Japan	—	515,862	—	515,862
Netherlands	—	65,928	—	65,928
Singapore	—	60,055	—	60,055
Spain	—	57,156	—	57,156
Sweden	—	161,612	—	161,612
United Kingdom	—	258,087	—	258,087
United States	4,925,845	—	—	4,925,845
Total Common Stocks	$5,067,501	$2,113,666(1)	$ —	$7,181,167
Rights	$492	$ —	$ —	$492
Short-Term Investments:
Affiliated Fund	98,703	—	—	98,703
Securities Lending Collateral	46,351	—	—	46,351
Total Investments	$5,213,047	$2,113,666	$ —	$7,326,713

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Calvert
Global Real Estate Fund
September 30, 2024
Schedule of Investments (Unaudited) — continued

For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.
Subsequent Event
The Fund was liquidated following the close of business on October 31, 2024.
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